Goodwill (Details) - P3 Health Partners Inc. - USD ($)		1 Months Ended		3 Months Ended				6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor		Successor	Successor		Predecessor	Predecessor	Successor	Predecessor	Predecessor	Predecessor	Predecessor
Balance at the beginning		$ 1,278,452,778	$ 3,805,628		$ 1,309,750,216		$ 871,128	$ 1,309,750,216	$ 871,128	$ 871,128	$ 741,128
Impairment charges			0	$ 851,455,754	$ 0			851,455,754	$ 0	0	0	$ 0
Balance at the end	$ 1,309,750,216	1,309,750,216	$ 1,309,750,216	$ 458,294,462				458,294,462		3,805,628	871,128	$ 741,128
Acquisitions		$ 31,297,438						$ 0		$ 2,934,500	$ 130,000
Term of steady decline in share price								3 months
Percentage of stock lower than opening price								63.00%